LEASES - Future Minimum Lease Payments (Details)	12 Months Ended
Dec. 31, 2020 CNY (¥) lease
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	¥ 369,355,198
2022	235,245,859
2023	232,895,559
Thereafter	182,353,507
Total minimum lease payments	¥ 1,019,850,123
Lease not yet commenced | lease	0